Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Receivables From Related Parties
The Entity receivables from related parties as of December 31, 2024, and 2023, as shown in the table below:

	12/31/2024	12/31/2023
Compass Group Cayman Ltd. (“CGC”) (*)	21,673	—
CCLA Chile	1,600	—
Hakone Participações Societárias S.A.	12	—
Osaka Participações Societárias S.A.	8	—
Cagliari Participações S.A.	4	4

	23,297	4

(*)	Refers to a credit line financing from Vinci Compass to CGC in the amount of US$ 3,500 to fund redemptions, repurchases and other acquisitions of equity interests in CGC.